Certnas 1-35817

[redacted]

13003138

NASDAQ
THE NASDAQ OMX GROUP

Received SEC
AUG 1 3 2013
Washington, DC 20549

Received SEC
[illegible]
Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

August 13, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 12, 2013 The Nasdaq Stock Market (the "Exchange") received from Cancer Genetics, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery